Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The computations of Basic and Diluted Earnings (Loss) Attributable to Tennant Company per Share were as follows:

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2017	2016	2017	2016
Numerator:
Net Earnings (Loss) Attributable to Tennant Company	$3,559	$11,477	$(2,989)	$31,244
Denominator:
Basic - Weighted Average Shares Outstanding	17,729,857	17,498,808	17,673,656	17,516,941
Effect of Dilutive Securities:
Share-Based Compensation Plans	441,587	474,398	—	438,558
Diluted - Weighted Average Shares Outstanding	18,171,444	17,973,206	17,673,656	17,955,499
Basic Earnings (Loss) per Share	$0.20	$0.66	$(0.17)	$1.78
Diluted Earnings (Loss) per Share	$0.20	$0.64	$(0.17)	$1.74

The computations of Basic and Diluted Earnings per Share for the years ended December 31 were as follows:

	2016	2015	2014
Numerator:
Net Earnings	$46,614	$32,088	$50,651
Denominator:
Basic - Weighted Average Shares Outstanding	17,523,267	18,015,151	18,217,384
Effect of dilutive securities	452,916	478,296	523,474
Diluted - Weighted Average Shares Outstanding	17,976,183	18,493,447	18,740,858
Basic Earnings per Share	$2.66	$1.78	$2.78
Diluted Earnings per Share	$2.59	$1.74	$2.70